DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Liability [Abstract]
Non-Convertible Debenture Assumptions
June 30, 2016
Expected life (in years)	3.56 – 3.95
Expected volatility	222.7% -229.7%
Average risk free interest rate	0.86% - 1.07%
Dividend yield	0%

December 31, 2015
Expected life (in years)	4.06 – 5.00
Expected volatility	226%
Average risk free interest rate	1.15% - 1.54%
Dividend yield	0%

Summary of quantitative information with respect to valuation methodology
June 30, 2016
Stock price	$0.05 - $0.32
Strike price	$0.15 - $0.25
Expected life (in years)	0.26 – 1.08
Expected volatility	121% – 274%
Average risk free interest rate	0.28% – 0.46%

December 31, 2015
Stock price	$0.07 – $0.16
Strike price	$0.15
Expected life (in years)	0.74 – 1.08
Expected volatility	101% – 119%
Average risk free interest rate	0.28% – 0.60%

Fair value warrant derivative liabilities measured on a recurring basis
	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$1,409,664	$-	$-	$1,409,664	$1,409,664
Warrant derivative liabilities	181,098	-	-	181,098	181,098
Total	$1,590,762	$-	$-	$1,590,762	$1,590,762

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$301,779	$-	$-	$301,779	$301,779
Warrant derivative liabilities	432,793	-	-	432,793	432,793
Total	$734,572	$-	$-	$734,572	$734,572

Level 3 Warrant derivative liabilities measured at fair value

 Fair Value Measurements Using Level 3 Inputs

Warrant derivative liabilities	June 30, 2016
Beginning balance December 31, 2015	$432,793
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon exercise of warrant	(518,224)
Change in Fair Value	266,529
Ending Balance June 30, 2016	$181,098

Embedded conversion feature derivative liabilities
Beginning Balance December 31, 2015	$301,779
Fair value of Q2 2016 Notes embedded conversion feature derivative liability	1,409,664
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversion of Q3 2015 Notes	(2,018,565)
Change in Fair Value	1,716,786
Ending Balance June 30, 2016	$1,409,664

December 31, 2015
Warrant derivative liabilities
Beginning balance December 31, 2014	$-
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture	99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO	49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures	76,299
Change in Fair Value	206,496
Ending Balance December 31, 2015	$432,793

Embedded conversion feature derivative liabilities
Beginning Balance December 31, 2014	$-
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes	901,784
Change in Fair Value	(600,005)
Ending Balance December 31, 2015	$301,779